SHARE-BASED COMPENSATION - Stock incentive plan adopted by Fairlubo (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		$ 0
Stock options | Fairlubo Auction Company Limited
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)	4 years
Vesting percentage	0.25%